Employee compensation and benefits - Employee compensation and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Compensation And Benefits [Abstract]
Employee compensation and benefits	$ 18,366	$ 18,742	$ 18,076
Capitalised wages and salaries	922	870	1,320
Wages and salaries	16,954	17,072	17,072
Social security costs	1,413	1,503	1,378
Post-employment benefits	921	1,037	946
Employee compensation and benefits	$ 19,288	$ 19,612	$ 19,396